KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2021
Key Management Compensation [Abstract]
KEY MANAGEMENT COMPENSATION [Text Block]

11. KEY MANAGEMENT COMPENSATION

The Company's related parties include its directors and officers, who are the key management of the Company. The remuneration of key management was as follows:

For the year ended December 31,	2021	2020
	$	$
Salaries and director fees	1,580,676	968,769
Share-based payments	1,128,330	520,255

KEY MANAGEMENT COMPENSATION	2,709,006	1,489,024

Share-based payments represent the fair value of stock options previously granted to directors and officers that was recognized in the statement of loss and comprehensive loss during the years presented above.

During the year ended December 31, 2020, a director of the Company was indirectly paid $270,000 for marketing and financial advisory services.